Other Financial Assets - Summary of Other Financial Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Disclosure of financial assets [line items]
At beginning of year	£ 113	[1]	£ 138
Exchange differences	9		1
Acquisition of investments	12		4
Disposal of investments	(48)		(54)
At end of year	133		113	[1]
Fair value movements – OCI [member
Disclosure of financial assets [line items]
At beginning of year	28
Fair value movements	18		4
At end of year	24		28
Fair value movements – income statement [member]
Disclosure of financial assets [line items]
Fair value movements	£ 29		£ 20

[1]	Comparative balances have been restated – see Note 1b.